Pension obligations (Schedule of additional information about defined benefit plans, balance by member group) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 216,369	$ 240,354	$ 243,733
Active members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	176,644	211,861
Deferred members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	2,538	2,198
Retired members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 37,187	$ 26,295